Other financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Disclosure of financial liabilities
Total	£ 39,732	£ 30,326	£ 30,326
Designated as at fair value through profit or loss | Customer accounts
Disclosure of financial liabilities
Total	212	874
Designated as at fair value through profit or loss | Debt securities in issue
Disclosure of financial liabilities
Total	2,628	3,403
Amortised cost | Debt securities in issue
Disclosure of financial liabilities
Total	£ 36,892	£ 26,049